Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurement
26.	Fair Value Measurement

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022:

	As of December 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB

Liabilities
Convertible notes	-	-	420,712,380	420,712,380
Liability-settled share-based payment to non-employee	-	-	2,833,080	2,833,080
Deferred contingent consideration	-	-	94,199,910	94,199,910

	-	-	517,745,370	517,745,370

	As of December 31, 2022			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	-	372,375,701	-	372,375,701

Liabilities
Convertible notes	-	-	354,080,264	354,080,264
ESA derivative liabilities	-	-	269,251,436	269,251,436
Warrant liabilities	-	-	19,083,004	19,083,004
Liability-settled share-based payment to non-employee	-	-	4,039,468	4,039,468

	-	-	646,454,172	646,454,172

The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the years ended December 31, 2023, 2022 and 2021:

	Convertible notes	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2023	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468	-
Additions					-	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	58,280,908	3,584,872	83,966,126	(19,654,006)	(1,386,708)	26,106,460
Realized gain recognized in interest income	-	(5,718,400)	-	-	-	-
Changes in fair value due to instrument specific credit risk	2,116,740	-	-		-	-
Foreign currency translation adjustment	6,234,468	(944,458)	2,882,251	(126,498)	180,320	2,125,131
Exercise of Public and Private warrants	-	-	(105,931,381)	-	-	-
Settlement of Liability-settled share-based payment to employee	-	-	-	-	-	-
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	-	(369,297,715)	-	(249,470,932)	-	-
Balance as of December 31, 2023	420,712,380	-	-	-	2,833,080	94,199,910

	Convertible notes	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee
Balance as of January 1, 2022	318,466,215	-	-	-	-
Additions	-	370,242,173	65,418,439	88,172,680	11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	4,493,605	2,133,528	(45,903,468)	186,598,308	(7,390,032)
Changes in fair value due to instrument specific credit risk	1,520,393	-	-	-	-
Foreign currency translation adjustment	29,600,051	-	(431,967)	(5,519,552)	(89,834)
Balance as of December 31, 2022	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468

Balance as of January 1, 2021	-	-	-	-	-
Additions	312,092,172	-	-	-	-
Changes in fair value of convertible notes, excluding impact of instrument-specific credit risk	5,577,001	-	-	-	-
Changes in fair value of convertible notes due to instrument-specific credit risk	548,029	-	-	-	-
Foreign currency translation adjustment	249,013	-	-	-	-
Balance as of December 31, 2021	318,466,215	-	-	-	-

The convertible notes were measured at fair value using the Binomial Option Pricing Model. The ESA derivative liabilities and Liability-settled share-based payment to non-employee were measured at fair value using the Black-Scholes Option Pricing Model. The warrants liabilities were measured at fair value using the Monte Carlo Simulation Model. The Deferred Contingent consideration were measured at fair value using a combination of discounted cashflow model and the Black-Scholes model as it is largely based on revenue generated from Popeyes restaurants.

As of December 31, 2023, the assumptions were as follow:

	Convertible notes		Liability-settled share-based payment to non-employee		Deferred contingent consideration
Expected volatility		22.00%		64.00%		22.00%
Risk-free interest rate (per annum)		4.00%		5.23%		4.20%
Expected dividend yield		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	1.75	US$	1.75	US$	1.75
Bond yield		10.60%		N/A		N/A
Discount rate		N/A		N/A		23.00%
Annual per store revenue growth rate		N/A		N/A		2.00%

December 31, 2022, the assumptions were as follow:

	Convertible notes		ESA derivative liabilities		Warrants liabilities		Liability- settled share-based payment to non-employee
Expected volatility		28.00%		18.00%-26.00%		26.00%		26.00%
Risk-free interest rate (per annum)		4.10%		4.05%-4.62%		4.07%		4.39%
Expected dividend yield		0.00%		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	2.78	US$	2.78	US$	2.78	US$	2.78
Bond yield		13.30%		N/A		N/A		N/A

The fair value of the Convertible notes, Liability-settled share-based payment to non-employee and Deferred contingent consideration as of December 31, 2023 were estimated by management with the assistance of an independent valuation firm.

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Convertible Notes and Deferred contingent consideration.

The expected volatility was estimated based on the historical volatility of the Company with a time horizon close to the expected term of the liability-settled share-based payment to non-employee.

The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Notes in effect at the valuation date of Convertible Notes, Deferred contingent consideration and liability-settled share-based payment to non-employee. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares and the Company does not intend to pay dividend before the Company becomes profitable. The bond yield was based on the market yield of comparable bonds with similar credit rating. The fair value of the Company’s ordinary shares was obtained from the listed trading price of THIL.

The cashflow forecast of Deferred contingent consideration is based on management plan of Popeyes restaurants to be opened during the forecast period and expected average revenue per store, which consider the store opening milestones stipulated in the Popeyes master development agreement and historical experience of per store revenue with comparable store size and type of food menu.

The inputs used in the analysis for December 31, 2023 were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity.

Nonrecurring Fair Value Measurements

The Company measures its property and equipment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Long-lived assets within asset groups were measured at fair value on a nonrecurring basis as of the end of each quarter during 2023 due to an impairment recognized on those assets at that date (see Note 9). Fair value of the asset groups were estimated by RMB19,663,421 using quoted selling price for identical assets of the kitchen equipment within asset group under the market approach classified in Level 2 of the fair value hierarchy.